Summary of Significant Accounting Policies - Revenue Recognition (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Reserve for Sales Credits
Reserve for Sales Credits	$ 0.7	$ 0.7	$ 0.3